Summary of Significant Accounting Policies - Schedule of Concentration Risks (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%	37.00%
Accounts receivable, net | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Accounts receivable, net | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	18.00%	21.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%